TRANSACTION EXPENSES (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	$ 42,102,443	$ 51,441,223	$ 114,812,910
Impairment of digital assets	331,920	98,340	6,124,848
Blockchain reward distributions	130,298	2,565	0
Borrowing costs	100,760	18,171	35,457
Mining and hosting costs	47,643	20,772	15,372
Other transaction expenses	28,712	11,352	7,344
Transaction expenses	42,741,776	51,592,423	120,995,931
Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses	42,437,298	51,509,381	119,437,498
Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses	0	0	0
Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses	304,478	83,042	1,558,433
Operating Segments | Digital Assets
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	42,102,443	51,441,223	114,812,910
Impairment of digital assets	139,246	47,791	4,588,978
Blockchain reward distributions	146,731	3,069	0
Borrowing costs	25,652	8,825	29,027
Mining and hosting costs	0	0	0
Other transaction expenses	23,226	8,473	6,583
Transaction expenses	42,437,298	51,509,381	119,437,498
Operating Segments | Data Centers
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0
Impairment of digital assets	0	0	0
Blockchain reward distributions	0	0	0
Borrowing costs	0	0	0
Mining and hosting costs	0	0	0
Other transaction expenses	0	0	0
Transaction expenses	0	0	0
Operating Segments | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0
Impairment of digital assets	192,674	50,549	1,535,870
Blockchain reward distributions	(16,433)	(504)	0
Borrowing costs	75,108	9,346	6,430
Mining and hosting costs	47,643	20,772	15,372
Other transaction expenses	5,486	2,879	761
Transaction expenses	$ 304,478	$ 83,042	$ 1,558,433